Royalty, stream and working interests - Rollforward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Royalty, stream and working interests
Balance at beginning of period	$ 4,632.1	$ 4,797.8
Additions (note 4)	724.7	315.8
Impairment (charges) and reversals	(7.5)	(258.1)
Depletion	(147.3)	(238.7)
Impact of foreign exchange	20.4	15.3
Balance at end of period	5,222.4	4,632.1
Mining Royalties
Royalty, stream and working interests
Balance at beginning of period	406.9	415.6
Additions (note 4)	540.0	18.8
Transfers		(1.2)
Depletion	(21.6)	(31.5)
Impact of foreign exchange	6.5	5.2
Balance at end of period	931.8	406.9
Streams
Royalty, stream and working interests
Balance at beginning of period	2,653.6	2,804.0
Additions (note 4)	165.6
Impairment (charges) and reversals		9.6
Depletion	(98.4)	(160.0)
Balance at end of period	2,720.8	2,653.6
Energy
Royalty, stream and working interests
Balance at beginning of period	1,214.6	1,353.6
Additions (note 4)	4.2	170.2
Impairment (charges) and reversals		(267.7)
Depletion	(27.0)	(44.9)
Impact of foreign exchange	7.8	3.4
Balance at end of period	1,199.6	1,214.6
Advanced
Royalty, stream and working interests
Balance at beginning of period	294.0	170.9
Additions (note 4)	14.9	118.6
Transfers		1.2
Impairment (charges) and reversals	(7.5)
Depletion	(0.3)	(2.1)
Impact of foreign exchange	5.6	5.4
Balance at end of period	306.7	294.0
Exploration
Royalty, stream and working interests
Balance at beginning of period	63.0	53.7
Additions (note 4)		8.2
Depletion		(0.2)
Impact of foreign exchange	0.5	1.3
Balance at end of period	$ 63.5	$ 63.0